AI Powered Equity ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Bermuda - 0.5%
Capital Markets - 0.4%
Lazard, Ltd. - Class A	15,494	$495,808
Insurance - 0.1%
Axis Capital Holdings, Ltd.	1,795	96,625
Total Bermuda		592,433

Ireland - 0.5%
Building Products - 0.1%
Allegion PLC	1,449	173,909
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (a)	1,696	210,253
Perrigo Co. PLC	6,926	235,138
Total Pharmaceuticals		445,391
Total Ireland		619,300

Luxembourg - 0.7%
Entertainment - 0.7%
Spotify Technology SA (a)	5,191	833,416

Netherlands - 0.5%
Automobiles - 0.5%
Stellantis NV	32,670	573,032

Switzerland - 0.7%
Insurance - 0.7%
Chubb, Ltd.	4,376	842,643

United Kingdom - 0.2%
Electrical Equipment - 0.2%
Sensata Technologies Holding PLC	4,381	197,101

United States - 96.9%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	1,811	833,748
Northrop Grumman Corp.	1,834	835,937
Raytheon Technologies Corp.	8,445	827,272
Total Aerospace & Defense		2,496,957
Air Freight & Logistics - 2.0%
CH Robinson Worldwide, Inc. (b)	24,744	2,334,595
Airlines - 0.7%
American Airlines Group, Inc. (a)	46,903	841,440
Banks - 4.8%
JPMorgan Chase & Co.	27,918	4,060,395
M &T Bank Corp.	4,536	561,375
Old National Bancorp	7,583	105,707
Pinnacle Financial Partners, Inc.	2,759	156,297
Regions Financial Corp.	34,249	610,317
Total Banks		5,494,091
Beverages - 1.4%
Coca-Cola Co.	13,762	828,747
Coca-Cola Consolidated, Inc.	1,281	814,742
Total Beverages		1,643,489
Biotechnology - 3.4%
Amgen, Inc.	3,743	831,021
Exelixis, Inc. (a)	8,363	159,817
Neurocrine Biosciences, Inc. (a)	13,565	1,279,180
Novavax, Inc. (a)(b)	113,100	840,333
Regeneron Pharmaceuticals, Inc. (a)	1,171	841,410
Total Biotechnology		3,951,761
Broadline Retail - 1.3%
Etsy, Inc. (a)	9,706	821,225
Macy’s, Inc.	38,935	624,907
Total Broadline Retail		1,446,132
Capital Markets - 4.2%
Bank of New York Mellon Corp.	17,336	771,799
Cboe Global Markets, Inc.	5,492	757,951
CME Group, Inc.	4,507	835,102
Coinbase Global, Inc. - Class A (a)	11,451	819,319
FactSet Research Systems, Inc.	722	289,269
MSCI, Inc.	1,757	824,543
Northern Trust Corp.	6,126	454,182
SEI Investments Co.	2,205	131,462
Total Capital Markets		4,883,627
Chemicals - 2.1%
Avient Corp.	1,367	55,910
Dow, Inc.	15,528	827,021
FMC Corp.	3,245	338,583
Mosaic Co.	23,877	835,696
Olin Corp.	3,811	195,847
RPM International, Inc.	1,927	172,910
Total Chemicals		2,425,967
Commercial Services & Supplies - 0.1%
Casella Waste Systems, Inc. - Class A (a)	764	69,104
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	3,675	595,571
Motorola Solutions, Inc.	8,250	2,419,559
Total Communications Equipment		3,015,130
Consumer Staples Distribution - 0.2%
Casey’s General Stores, Inc.	925	225,589
Construction & Engineering - 0.1%
EMCOR Group, Inc.	382	70,586
Containers & Packaging - 0.3%
Crown Holdings, Inc.	3,857	335,058
Distributors - 0.3%
LKQ Corp.	5,644	328,876
Diversified Consumer Services - 0.2%
H&R Block, Inc.	5,574	177,643
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	51,714	824,838
Electric Utilities - 2.6%
American Electric Power Co, Inc.	9,895	833,160
Entergy Corp.	3,919	381,593
Evergy, Inc.	3,610	210,896
Eversource Energy	5,146	364,954
OGE Energy Corp.	4,689	168,382
PG&E Corporation (a)	21,455	370,742
Portland General Electric Co.	3,523	164,982
PPL Corp.	17,624	466,331
Total Electric Utilities		2,961,040
Electrical Equipment - 0.7%
Plug Power, Inc. (a)(b)	80,086	832,094
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	1,925	353,238
Entertainment - 0.7%
Walt Disney Co. (a)	9,300	830,304
Financial Services - 0.7%
Fidelity National Information Services, Inc.	15,625	854,688
Food Products - 4.5%
Darling Ingredients, Inc. (a)	4,108	262,049
Hershey Co.	13,217	3,300,286
Kellogg Co.	11,068	745,983
Lancaster Colony Corp.	371	74,604
Mondelez International, Inc. - Class A	11,420	832,975
Total Food Products		5,215,897
Gas Utilities - 0.1%
ONE Gas, Inc.	920	70,665
Ground Transportation - 0.6%
Lyft, Inc. - Class A (a)	76,884	737,318
Health Care Equipment & Supplies - 4.7%
Masimo Corporation (a)	8,223	1,353,095
Merit Medical Systems, Inc. (a)	724	60,555
Omnicell, Inc. (a)	17,362	1,279,059
ResMed, Inc.	12,456	2,721,635
Total Health Care Equipment & Supplies		5,414,344
Health Care Providers & Services - 0.1%
Premier, Inc. - Class A	2,595	71,778
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	391	836,349
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	3,476	358,584
Household Products - 4.6%
Clorox Co.	28,202	4,485,246
Colgate-Palmolive Co.	10,796	831,724
Total Household Products		5,316,970
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	2,365	190,288
Insurance - 9.7%
Allstate Corp.	7,573	825,760
American International Group, Inc.	14,405	828,864
MetLife, Inc.	14,698	830,878
Prudential Financial, Inc.	40,776	3,597,258
RLI Corp.	462	63,049
The Progressive Corp.	37,971	5,026,220
Total Insurance		11,172,029
Interactive Media & Services - 0.7%
Alphabet, Inc. - Class A (a)	6,942	830,957
IT Services - 1.6%
Cloudflare, Inc. - Class A (a)	12,874	841,573
Cognizant Technology Solutions Corp. - Class A	12,515	816,979
DXC Technology Co. (a)(b)	4,669	124,756
Total IT Services		1,783,308
Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc. - Class A (a)	6,775	2,568,537
Charles River Laboratories International, Inc. (a)	1,762	370,461
Danaher Corporation	3,483	835,920
Medpace Holdings, Inc. (a)	615	147,705
Total Life Sciences Tools & Services		3,922,623
Machinery - 0.2%
Oshkosh Corp.	2,006	173,700
Media - 0.3%
Liberty Broadband Corp. - Class C (a)	4,492	359,854
Metals & Mining - 5.4%
Alcoa Corp.	151,583	5,143,210
Royal Gold, Inc.	8,751	1,004,440
Total Metals & Mining		6,147,650
Multi-Utilities - 2.6%
Ameren Corp.	4,252	347,261
CMS Energy Corp.	6,259	367,716
Consolidated Edison, Inc.	7,468	675,107
DTE Energy Co.	3,885	427,428
NiSource, Inc.	14,563	398,298
Public Service Enterprise Group, Inc.	12,512	783,377
Total Multi-Utilities		2,999,187
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.	6,943	580,990
ConocoPhillips	8,044	833,439
Coterra Energy, Inc. (b)	201,874	5,107,413
DT Midstream, Inc.	1,585	78,568
ONEOK, Inc.	8,121	501,228
Total Oil, Gas & Consumable Fuels		7,101,638
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	6,989	255,797
Pharmaceuticals - 3.4%
Catalent, Inc. (a)	51,550	2,235,207
Merck & Co, Inc.	7,279	839,924
Pfizer, Inc.	22,962	842,246
Total Pharmaceuticals		3,917,377
Professional Services - 0.8%
Concentrix Corp.	1,569	126,697
Exponent, Inc.	589	54,965
FTI Consulting, Inc. (a)	599	113,930
Leidos Holdings, Inc.	3,063	271,015
MAXIMUS, Inc.	1,061	89,665
Robert Half International, Inc.	3,579	269,212
Total Professional Services		925,484
Real Estate Investment Trusts - 10.6%
Alexandria Real Estate Equities, Inc.	3,880	440,341
American Tower Corp.	4,309	835,688
Crown Castle International Corp.	7,278	829,255
CubeSmart (b)	4,744	211,867
Equinix, Inc.	5,181	4,061,594
Federal Realty Investment Trust	1,779	172,154
First Industrial Realty Trust, Inc.	2,552	134,337
Kimco Realty Corp.	17,442	343,956
Life Storage, Inc.	1,800	239,328
NNN REIT, Inc.	5,205	222,722
Prologis, Inc.	6,807	834,742
Public Storage, Inc.	13,300	3,882,004
Total Real Estate Investment Trusts		12,207,988
Semiconductors & Semiconductor Equipment - 0.8%
Cirrus Logic, Inc. (a)	1,494	121,029
Micron Technology, Inc.	12,828	809,575
Total Semiconductors & Semiconductor Equipment		930,604
Software - 1.0%
Black Knight, Inc. (a)	2,846	169,992
DocuSign, Inc. (a)	16,220	828,680
Gen Digital, Inc.	226	4,192
New Relic, Inc. (a)	1,416	92,663
Nutanix, Inc. - Class A (a)	3,799	106,562
Total Software		1,202,089
Specialty Retail - 0.7%
AutoZone, Inc. (a)	333	830,289
Total Specialty Retail		830,289
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	2,637	296,504
Nike, Inc. - Class B (b)	7,239	798,968
Total Textiles, Apparel & Luxury Goods		1,095,472
Tobacco - 0.7%
Altria Group, Inc.	18,413	834,109
Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	431	62,422
Water Utilities - 0.2%
Essential Utilities, Inc.	4,584	182,947
Total United States		111,543,964
TOTAL COMMON STOCKS (Cost $114,435,710)		115,201,889

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)	7,180,519	7,180,519
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $7,180,519)		7,180,519

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 5.01% (c)	721,153	721,153
TOTAL SHORT-TERM INVESTMENTS (Cost $721,153)		721,153

Total Investments (Cost $122,337,382) - 106.9%		123,103,561
Liabilities in Excess of Other Assets - (6.9)%		(7,928,836)
TOTAL NET ASSETS - 100.0%		$115,174,725

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

AIEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$115,201,889	$-	$-	$115,201,889
Short-Term Investments	721,153	-	-	721,153
Investments Purchased with Securities Lending Collateral*	-	-	-	7,180,519
Total Investments in Securities	$115,923,042	$-	$-	$123,103,561

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.